Cover	Jul. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	1-37548
Entity Registrant Name	Welbilt, Inc.
Entity Central Index Key	0001650962
Entity Tax Identification Number	47-4625716
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2227 Welbilt Boulevard
Entity Address, City or Town	New Port Richey
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	34655
City Area Code	(727)
Local Phone Number	375-7010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.01 par value
Trading Symbol	WBT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false